Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 3,009	£ 2,964
Acquisition through business combination	53
Ending balance	2,900	3,009
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,888	4,755
Exchange differences	(143)	144
Disposals	(169)	(157)
Acquisition through business combination	41
Disposal through business disposal		(2)
Transfer from property, plant and equipment	7	11
Transfer to assets classified as held for sale		7
Transfer to intangible assets – pre-publication	(28)
Movement in held for sale	67
Ending balance	4,801	4,888
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	137	124
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	1	6
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,879)	(1,791)
Exchange differences	68	(56)
Charge for the year	(266)	(187)
Disposals	163	155
Transfer from property, plant and equipment	(3)
Transfer to intangible assets – pre-publication	16
Ending balance	(1,901)	(1,879)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,111	2,030
Ending balance	2,139	2,111
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,111	2,030
Exchange differences	(57)	74
Acquisition through business combination	18
Transfer to assets classified as held for sale		7
Movement in held for sale	67
Ending balance	2,139	2,111
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	447	389
Ending balance	451	447
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	959	882
Exchange differences	(22)	32
Disposals	(15)	(94)
Disposal through business disposal		(2)
Transfer from property, plant and equipment	7	11
Transfer to intangible assets – pre-publication	(28)
Ending balance	1,039	959
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	137	124
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	1	6
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(512)	(493)
Exchange differences	16	(23)
Charge for the year	(115)	(88)
Disposals	10	92
Transfer from property, plant and equipment	(3)
Transfer to intangible assets – pre-publication	16
Ending balance	(588)	(512)
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	263	309
Ending balance	205	263
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	910	889
Exchange differences	(29)	39
Disposals	(88)	(18)
Ending balance	793	910
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(647)	(580)
Exchange differences	22	(26)
Charge for the year	(51)	(59)
Disposals	88	18
Ending balance	(588)	(647)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	86	101
Ending balance	60	86
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	267	281
Exchange differences	(10)	(2)
Disposals	(19)	(12)
Transfer to assets classified as held for sale		0
Ending balance	238	267
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(181)	(180)
Exchange differences	7	1
Charge for the year	(23)	(14)
Disposals	19	12
Ending balance	(178)	(181)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6	6
Ending balance	3	6
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	184	184
Exchange differences	(5)
Ending balance	179	184
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(178)	(178)
Exchange differences	4	2
Charge for the year	(2)	(2)
Ending balance	(176)	(178)
Other intangibles acquired [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	96	129
Ending balance	42	96
Other intangibles acquired [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	457	489
Exchange differences	(20)	1
Disposals	(47)	(33)
Acquisition through business combination	23
Ending balance	413	457
Other intangibles acquired [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(361)	(360)
Exchange differences	19	(10)
Charge for the year	(75)	(24)
Disposals	46	33
Ending balance	£ (371)	£ (361)